Loans (Information By Class Related To Individually Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	$ 403,714		$ 459,573
Unpaid Principal Balance	469,872		536,720
Related Allowance	77,334		75,160
Average Recorded Investment	442,277		471,672
Interest Income Recognized	7,117		6,998
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	111,289		177,831
Unpaid Principal Balance	134,110		215,287
Related Allowance	15,895		17,955
Average Recorded Investment	150,453		244,761
Interest Income Recognized	937		1,415
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	292,425		281,742
Unpaid Principal Balance	335,762		321,433
Related Allowance	61,439		57,205
Average Recorded Investment	291,824		226,911
Interest Income Recognized	6,180		5,583
Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	41,650		132,752
Unpaid Principal Balance	51,141		170,208
Related Allowance	0		0
Average Recorded Investment	85,498		181,307
Interest Income Recognized	398		1,261
Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	36,294		39,870
Unpaid Principal Balance	64,629		66,519
Related Allowance	0		0
Average Recorded Investment	40,208		9,463
Interest Income Recognized	0		0
Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	69,639		45,079
Unpaid Principal Balance	82,969		45,079
Related Allowance	15,895		17,955
Average Recorded Investment	64,955		63,454
Interest Income Recognized	539		154
Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	256,131		241,872
Unpaid Principal Balance	271,133		254,914
Related Allowance	61,439		57,205
Average Recorded Investment	251,616		217,448
Interest Income Recognized	6,180		5,583
General C I [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	26,626		60,313
Unpaid Principal Balance	28,089		78,287
Related Allowance	0		0
Average Recorded Investment	46,486		63,145
Interest Income Recognized	108		669
General C I [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	16,741		10,301
Unpaid Principal Balance	23,016		10,301
Related Allowance	1,548		1,991
Average Recorded Investment	18,291		16,182
Interest Income Recognized	185		100
TRUPs [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	6,500		24,000
Unpaid Principal Balance	6,500		24,000
Related Allowance	0		0
Average Recorded Investment	9,563		43,848
Interest Income Recognized	0		0
TRUPs [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	33,610		33,700
Unpaid Principal Balance	33,610		33,700
Related Allowance	12,747		15,808
Average Recorded Investment	37,791		33,700
Interest Income Recognized	0		0
Income C R E [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	8,524		33,800
Unpaid Principal Balance	16,552		45,876
Related Allowance	0		0
Average Recorded Investment	21,304		52,812
Interest Income Recognized	168		324
Income C R E [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	12,374		1,078
Unpaid Principal Balance	14,094		1,078
Related Allowance	810		156
Average Recorded Investment	5,725		1,699
Interest Income Recognized	201		54
Residential C R E [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	0		14,639
Unpaid Principal Balance	0		22,045
Related Allowance	0		0
Average Recorded Investment	8,145		21,502
Interest Income Recognized	122		268
Residential C R E [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	6,914		0
Unpaid Principal Balance	12,249		0
Related Allowance	790		0
Average Recorded Investment	3,148		11,873
Interest Income Recognized	153		0
Home Equity [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	16,825	[1]	20,338	[1]
Unpaid Principal Balance	38,624		41,103
Related Allowance	0		0
Average Recorded Investment	19,418		4,214
Interest Income Recognized	0		0
Home Equity [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	70,297		59,650
Unpaid Principal Balance	71,692		59,940
Related Allowance	16,506		15,372
Average Recorded Investment	66,154		55,348
Interest Income Recognized	1,821		1,597
R E Installment Loans [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	11,009	[1]	10,322	[1]
Unpaid Principal Balance	14,062		13,800
Related Allowance	0		0
Average Recorded Investment	11,955		2,401
Interest Income Recognized	0		0
R E Installment Loans [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	72,291		69,690
Unpaid Principal Balance	73,230		70,277
Related Allowance	27,667		19,917
Average Recorded Investment	72,408		67,409
Interest Income Recognized	1,340		1,136
Permanent Mortgage Portfolio Segment [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	8,460	[1]	9,210	[1]
Unpaid Principal Balance	11,943		11,616
Related Allowance	0		0
Average Recorded Investment	8,835		2,848
Interest Income Recognized	0		0
Permanent Mortgage Portfolio Segment [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	112,998		111,714
Unpaid Principal Balance	125,666		123,879
Related Allowance	17,042		21,713
Average Recorded Investment	112,356		93,731
Interest Income Recognized	2,990		2,818
Credit Card Other [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	545		818
Unpaid Principal Balance	545		818
Related Allowance	224		203
Average Recorded Investment	698		960
Interest Income Recognized	$ 29		$ 32

[1]	All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.